Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

Note 7: Subsequent events

In July 2023, Alexion, AstraZeneca Rare Disease (Alexion) and Pfizer Inc. (Pfizer) entered into an agreement for Alexion to purchase and licence the assets of Pfizer’s early-stage rare disease gene therapy portfolio for a total consideration of up to $1bn, plus tiered royalties on sales. Alexion plans to close the transaction in Q3 2023, subject to the satisfaction of closing conditions.